P R O S P E C T U S                                              June 23, 1998
Class A and B shares





                         Mentor High Income Portfolio



     Mentor High Income Portfolio seeks high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income. Mentor Investment Advisors, LLC is the Portfolio's investment adviser. Van Kampen American Capital Management, Inc. serves as the sub-adviser to the Portfolio. The Portfolio is a series of shares of Mentor Funds.



     The Portfolio invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in the Portfolio. The Portfolio may also trade securities for short-term profits. For a description of these strategies and the related risks, see "Investment objectives and policies" in this Prospectus.



     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the June 23, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Investment Group, LLC at 1-800-382-0016. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.




                                ---------------
                            Mentor Distributors, LLC
                                  Distributor





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Table of Contents


                                                   Page
                                                  -----
Expense summary ...............................     3
Investment objective and policies .............     4
Other investment practices and risks ..........     6
Management ....................................    10
How the Portfolio values its shares ...........    11
Sales arrangements ............................    11
How to buy shares .............................    11
Distribution Plan (Class B Shares) ............    14
How to sell shares ............................    15
How to exchange shares ........................    16
How distributions are made ....................    16
Taxes .........................................    16
Other services ................................    16
General information ...........................    17
Performance information .......................    17

                                EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in its first fiscal year with respect to its Class A and Class B shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Class A and Class B shares of the Portfolio over specified periods.



                                                                    Class A              Class B
                                                                   ---------   ---------------------------
Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases (as a percentage of
offering price)1 ...............................................    4.75%                 None
Maximum Sales Load Imposed on Reinvested Dividends .............     None                 None
Deferred Sales Load ............................................     None(2)    4.0% in the first year,
 (as a percentage of the lower of the original purchase price or                declining to 1.0% in the
 redemption proceeds)3                                                         sixth year, and eliminated
                                                                                      thereafter(4)
Redemption Fees ................................................     None                 None
Exchange Fee ...................................................     None                 None

---------
(1) Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(2) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on Class A shares that were purchased without an initial sales charge as part of an investment of over $1,000,000 that are redeemed within one year of purchase.


(3) The amount redeemed is computed as the lesser of the current net asset value of the shares redeemed, and the original purchase price of the shares. See "How to Buy Shares -- Class B Shares."

(4) Shares purchased as part of asset-allocation plans pursuant to the BL Purchase Program are subject to a CDSC of 1.00%, if the shares are redeemed within one year of purchase. See "How to Buy Shares -- the BL Purchase Program."

Annual Portfolio Operating Expenses:
(as a percentage of average net assets)


                                                    Class A      Class B
                                                   ---------   ----------
 Management Fees .................... ..........   0.70%       0.70%
 12b-1 Fees ......................... ..........   0.00%       0.50%
 Other Expenses*
   Shareholder Service Fee .......... ..........   0.25%       0.25%
   Other ............................ ..........   0.35%       0.35%
                                                   ----        ----
 Total Other Expenses ............... ..........   0.60%       0.60%
                                                   ----        ----
 Total Portfolio Operating Expenses*  ..........   1.30%       1.80%

---------
* Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operations.


Examples

     An investment of $1,000 in the Portfolio would incur the following expenses assuming 5% annual return and no redemption at the end of each period:




                               Class A   Class B
                              --------- --------
  1 year ....................    $60    $18
  3 years ...................    $87    $58

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                               Class A   Class B
                              --------- --------
  1 year ....................    $ 60   $ 58
  3 years ...................    $ 87   $ 88

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Examples should not be considered a representation of future performance; actual expenses may be more or less than those shown.


                      INVESTMENT OBJECTIVES AND POLICIES

     The Portfolio's investment objective is to seek high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income. The Portfolio is not intended to be a complete investment program, and there is no assurance it will achieve its objectives. The Portfolio is a diversified investment company.

     Mentor Investment Advisors, LLC is the Portfolio's investment adviser. Van Kampen American Capital Management, Inc. serves as the sub-adviser to the Portfolio. Van Kampen purchases and sells securities for the Portfolio, and otherwise manages the investments of the Portfolio, subject to the overall supervision of Mentor Advisors.

     The Portfolio may invest in both lower-rated and higher-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The Portfolio may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities.

     The Portfolio may invest in securities of any maturity. Van Kampen will adjust the expected average life of the investments held in the Portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and its expectations of future changes in interest rates. At times when the expected average life of the investments held by the Portfolio is longer, the values of the securities held by the Portfolio will generally change more in response to changes in interest rates than at times when the expected average life is shorter.

     Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of their issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies: Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's. The Portfolio may invest any portion of its assets (and normally will invest at least 65% of its assets) in such securities and in unrated securities determined by Van Kampen to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's or BBB by Standard & Poor's and in unrated securities determined by Van Kampen to be of comparable quality. Securities rated below Baa by Moody's or BBB by Standard & Poor's are considered to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus. See "Investments in lower-rated securities," below.

     The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C, or D in the case of Standard & Poor's) or in unrated securities determined by Van Kampen to be of comparable quality, if Van Kampen believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Van Kampen were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

     The Portfolio seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

     At times, Van Kampen may judge that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times Van Kampen may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest without limitation in money market instruments and in U.S. Government or agency obligations, or invest in any other fixed-income security Van Kampen considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use such alternative strategies.

     Investments in lower-rated securities. Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities (sometimes referred to as "junk bonds") before making an investment in the Portfolio. The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Van Kampen will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Portfolio invests are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     The Portfolio may invest in securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or in securities which are restricted as to resale. In addition, a substantial portion of the Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Van Kampen and its affiliates, holds a major portion or all of such securities, which may limit the liquidity of such securities. The Portfolio could find it difficult or impossible to sell illiquid securities when Van Kampen believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where the Portfolio holds a major portion or all of the outstanding issue, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. The Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     The Portfolio will not invest more than 15% of its net assets (determined at the time of investment) in securities determined to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Portfolio in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Van Kampen to be liquid for purposes of compliance with the limitation on the Portfolio's investment in illiquid securities. There can, however, be no assurance that the Portfolio will be able to sell such securities at any time when Van Kampen deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

     The Portfolio may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero- coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement. Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Van Kampen seeks to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When the Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on Van Kampen's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.


                     OTHER INVESTMENT PRACTICES AND RISKS

     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of certain of these practices and risks they may involve.

     Mortgage-backed securities; other asset-backed securities. The Portfolio may invest a substantial portion of its assets in mortgage-backed certificates and may invest in other securities representing ownership interests in mortgage pools, including CMOs and "residual" interests therein (described more fully below). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     The Portfolio may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets.

The Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

     Certain mortgage-backed securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     The Portfolio may also invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

     The Portfolio may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests. The Portfolio may invest in new types of mortgage-related securities that may be developed and marketed from time to time. If the Portfolio were to invest in such newly developed securities, shareholders would, where appropriate, be notified and this Prospectus would be revised accordingly.

     Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolio may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

     Van Kampen may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, Van Kampen may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which the Portfolio may invest may be highly illiquid, and the Portfolio may not be able to sell such a security at a particular time or at the value it has placed on that security.

     In calculating the value and duration of mortgage-backed or other asset-backed securities, Van Kampen will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that the Portfolio's investment adviser will be able to predict the amount of principal or interest to be paid on any security under different interest rate or market conditions or that its predictions will be accurate, nor can there be any assurance that the Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.

     Foreign securities. The Portfolio may invest in securities issued by foreign governments and other foreign issuers. Investments in foreign securities involve a number of special risks. Since foreign securities are often denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Portfolio may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     Leverage. The Portfolio may borrow money to invest in additional securities to seek current income. This technique, known as "leverage," increases the Portfolio's market exposure and risk. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio will not always borrow money for investment and the extent to which the Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on Van Kampen's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse" repurchase agreements, "dollar-roll" transactions, and forward commitments, described below) that can exist at any one time will not exceed one-third of the value of the Portfolio's total assets.

     Reverse repurchase agreements; forward commitments. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio may also enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     Dollar roll transactions. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions may increase overall investment exposure and may result in losses.


     Interest rate transactions. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. The Portfolio's ability to engage in certain interest rate transactions may be subject to limitations on the Portfolio's investments in illiquid securities. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Van Kampen is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     Premium securities. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premuim" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the amortized purchase price.

     Options and futures. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.

     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.


     Index futures and options. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

     Risks related to options and futures strategies. Options and futures transactions involve costs and may result in losses (which are, potentially, unlimited). Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Van Kampen to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures and options positions. Although the Portfolio will enter into options and futures transactions only if Van Kampen believes that a liquid secondary market exists for such options or futures contract, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.

     The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Van Kampen, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations. The Portfolio will consider over-the-counter options written by it, and any of the Portfolio's assets serving as "cover" for such options, to be illiquid, to the extent required by applicable law.

     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.


                                  MANAGEMENT

     The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. Mentor Investment Group, LLC ("Mentor Investment Group") serves as administrator to the Portfolio. As compensation for its services as administrator, the Portfolio pays Mentor Investment Group a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average value of the Portfolio's daily assets. The Portfolio pays investment advisory fees to Mentor Advisors at the annual rate of 0.70% of the Portfolio's average daily net assets.

     Van Kampen American Capital Management Inc. serves as sub-adviser to the Portfolio. Van Kampen, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, was incorporated in 1990 and commenced operations in 1992. Van Kampen currently provides investment advice to a wide variety of individual, institutional, and investment company clients. Van Kampen is a wholly owned subsidiary of Van Kampen American Capital, Inc., which, in turn, is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is an indirect wholly owned subsidiary of Morgan Stanley Group Inc. Morgan Stanley Group Inc. and various of its subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer, are engaged in a wide range of financial services. As of April 30, 1998, Van Kampen, together with its affiliates, advised or supervised approximately $64 billion of assets. For its services as sub-adviser, Van Kampen receives a monthly fee from Mentor Advisors at the annual rate of .20% of the Portfolio's average daily net assets.

     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $12 billion in total stockholders' equity as of March 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Ellis J. Bigelow, Senior Vice President of Van Kampen, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. During the past five years, Ms. Bigelow has been a Senior Vice President of Van Kampen. Since June 1995, Ms. Bigelow has been a Senior Vice President of Van Kampen American Capital Investment Advisory Corp.

     Subject to the general oversight of the Trustees, Van Kampen manages the Portfolio in accordance with the stated policies of the Portfolio. Van Kampen makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Van Kampen may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Van Kampen may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family or advised by Van Kampen or its affiliates) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Van Kampen may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Van Kampen or Mentor Advisors.

     Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, Securities and Exchange Commission fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Portfolio.

     Portfolio turnover. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of the Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by the Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio's annual portfolio turnover rate is not expected to exceed 200% for its first fiscal year. A high portfolio turnover rate would likely result in the Portfolio's incurring expenses of the nature referred to above, reducing the Portfolio's investment return; it may also result in realization of taxable capital gains, as described above.


How the Portfolio values its shares

     The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.


Sales arrangements

     This Prospectus offers investors two classes of shares which bear sales charges in different forms and amounts and which bear different levels of expenses:

     Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed, except that sales at net asset value in excess of $1 million are subject to a contingent deferred sales charge (a "CDSC"). Certain purchases of Class A shares qualify for reduced sales charges. Class A shares currently bear no 12b-1 fees. See "How to buy shares -- Class A shares."

     Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within six years. Class B shares also bear 12b-1 fees. Class B shares provide an investor the benefit of putting all of the investor's money to work from the time the investment is made, but have a higher expense ratio and pay lower dividends than Class A shares due to the 12b-1 fees. If you purchase shares through an asset-allocation program, you may also be eligible to purchase Class B shares through the "BL Purchase Program." See "How to buy shares -- Class B shares."

     Which arrangement is for you? The decision as to which class of shares provides a suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Investors purchasing shares through an asset-allocation program may wish to purchase shares through the BL Purchase Program. For more information about these sales arrangements, consult your investment dealer or Mentor Services Company, Inc. Sales personnel may receive different compensation depending on which class of shares they sell. Investors may be charged a fee if they effect transactions through a broker or agent. Shares may only be exchanged for shares of the same class of certain other funds in the Mentor family and for shares of Cash Resource U.S. Government Money Market Fund. See "How to exchange shares."


                               HOW TO BUY SHARES

     You can open a Portfolio account with as little as $1,000 and make additional investments at any time with as little as $100. Investments under IRAs and qualified retirement plans are subject to a minimum initial investment of $250. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, Mentor Investment Group or its affiliates. You can buy Portfolio shares by completing the enclosed New Account Form and sending it to Boston Financial Data Services at 2 Heritage Drive, North Quincy, MA 02171, along with a check or money order made payable to Mentor Funds, through your financial institution, which may be an investment dealer, a bank, or another institution, or through automatic investing. If you do not have a dealer, Mentor Services Company can refer you to one.

     Automatic investment plan. Once you have made the initial minimum investment in the Portfolio, you can make regular investments of $50 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your investment dealer or through Mentor Services Company.

     Shares are sold at a price based on the Portfolio's net asset value next determined after the Distributor receives your purchase order. In most cases, in order to receive that day's public offering price, the Distributor must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must ensure that Mentor Distributors, LLC, the Portfolio's distributor (the "Distributor"), receives your order before the close of regular trading on the New York Stock Exchange for you to receive that day's public offering price.

     Class A Shares. The public offering price of Class A shares is the net asset value plus a sales charge. The Portfolio receives the net asset value. The sales charge varies depending on the size of your purchase and is allocated between your investment dealer and the Distributor. The current sales charges for Class A shares of the Portfolio are as follows:


                                                              Sales Charge as     Sales Charge as
                                                              a Percentage of     a Percentage of
                                                               Pubic Offering       Net Amount         Dealer
                                                                   Price             Invested        Commission*
                                                             -----------------   ----------------   ------------
Less than $100,000.............................. .........          4.75%        4.99%              4.00%
$100,000 but less than $250,000................. .........          4.00%        4.17%              3.25%
$250,000 but less than $500,000................ ..........          3.00%        3.09%              2.50%
$500,000 but less than $1 million ........................          2.00%        2.04%              1.75%
$1 million or more............................. ..........             0%           0%              (see below)

---------
* At the discretion of the Distributor, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

     There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. A CDSC is also imposed on any shares purchased without a sales charge as part of a purchase of shares of $1 million or more under a purchase accumulation plan. Contact Mentor Services Company for more information.

     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment dealer or Mentor Services Company for details about Quantity Discounts and Accumulated Purchases, Letters of Intent, the Reinvestment Privilege, Concurrent Purchases, and the Automatic Investment Plan. Descriptions are also included in the New Account Form or are available from Mentor Services Company. Shares may be sold at net asset value to certain categories of investors, including to shareholders of other mutual funds who invest in the Portfolio in response to certain promotional activities, and the CDSC may be waived under certain circumstances. The sales charges shown above will not apply to shares purchased by you if you purchase shares through EVEREN Securities, Inc. with the redemption proceeds received by you within the preceding 90 days from the sale of shares of any non-Mentor open-end mutual fund. No CDSC will apply to these purchases. EVEREN Securities, Inc. may compensate your investment dealer in connection with any such purchase. Sales charges may similarly not apply to shares purchased through other financial institutions that have made arrangements with Mentor Distributors. Contact your financial institution or Mentor Services Company for more information. See "How to buy shares --- General" below.

     Class B Shares. Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase. The following types of shares may be redeemed without charge: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in the Example below. The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested in the shares being redeemed and the dollar amount being redeemed, according to the following table:

 Years Since Purchase Payment Made      CDSC
----------------------------------   ---------
                 1                   4.0%
                 2                   4.0%
                 3                   3.0%
                 4                   2.0%
                 5                   1.0%
                 6                   1.0%
                 7+                  None

     The BL Purchase Program. If you purchase Class B shares through an asset-allocation program sponsored by your broker-dealer or other financial institution, you may elect to participate in the BL Purchase Program. Shares purchased through this program are not subject to the CDSC shown above. Rather, a CDSC of 1.00% will be imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. Your broker-dealer or other financial institution is responsible for making the election on your behalf to invest through the Program. Accordingly, if you wish to purchase shares through this Program, you should instruct your broker-dealer or financial institution to do so.

     General. Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219 serves as distributor of the Portfolio's shares. The Distributor is not obligated to sell any specific amount of shares of the Portfolio.

     A Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of Mentor Investment Group, Mentor Advisors, and their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with the Distributor, employees (and their families) of financial institutions having sales agreements with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Portfolio shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Mentor family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in funds in the Mentor family, shares redeemed under the Portfolio's Systematic Withdrawal Plan (limited to 10% of a shareholder's account in any calendar year), and "wrap accounts" for the benefit of clients of financial planners adhering to certain standards established by Mentor Services Company or its affiliates. The Portfolio may sell shares without a sales charge or a CDSC in connection with the acquisition by the Portfolio of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability;
(ii) redemptions in connection with the following retirement plan distributions:
(a) lump-sum or other distributions from a qualified retirement plan following retirement, (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2, and (c) a tax-free return on an excess contribution to an IRA; (iii) redemptions by pension or profit sharing plans sponsored by Mentor Investment Group or an affiliate; and (iv) redemptions by pension or profit sharing plans of which Mentor Investment Group or any affiliate serves as a plan fiduciary. In addition, certain retirement plans with over 200 employees may purchase Class A shares at net asset value without a sales charge. The Portfolio may sell its Class A shares without a sales charge to shareholders of other mutual funds who invest in other funds in the Mentor family in response to certain promotional activities (in which case a CDSC of 1% may apply for a period of years after purchase). In addition, a Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by shareholders investing through brokerage or similar accounts sponsored by financial institutions having agreements with Mentor Distributors or Mentor Services Company, Inc., where the shareholder pays account fees to its financial institution based on the asset value of the shareholder's account with the financial institution from time to time. Contact Mentor Services Company, at 1-800-382-0016 for additional information. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of these reduced sales charges or waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

     Shareholders of other funds in the Mentor family may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Portfolio at net asset value.

     In determining whether a CDSC is payable in respect of the shares redeemed, the Portfolio will first redeem the shares held longest (together with any shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. See the Example below.


Example:

     You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 of those shares (including shares purchased through reinvestment of distributions on those 100 shares) at this time, your CDSC will be calculated as follows:


     o Proceeds of 50 shares redeemed at $12 per share                       $600
     o Minus proceeds of 10 shares not subject to a CDSC because they were
       acquired through dividend reinvestment (10 x $12)                     -120
     o Minus appreciation on remaining shares, also not subject to CDSC (40
       x $2)                                                                  -80
     o Amount subject to a CDSC                                              $400


     The Distributor receives the entire amount of any CDSC you pay. Consult the Distributor for more information.

     If you are considering redeeming or exchanging shares of the Portfolio or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

     Because of the relatively high cost of maintaining accounts, the Portfolio reserves the right to redeem, upon not less than 60 days' notice, any Portfolio account below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by the Portfolio by increasing his investment in shares of the Portfolio to a value of $500 or more during such 60-day period.

     The Distributor, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets (or in conjunction with other entities), may also periodically sponsor programs that offer additional compensation in connection with sales of the Portfolio. Such compensation may also include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Portfolio's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

     In all cases Mentor Advisors or the Distributor reserves the right to reject any particular investment.

     Reinvestment Privilege. If you redeem Class A or B shares of the Portfolio, you have a one-time right, within 60 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. Front-end sales charges will not apply to such reinvestment. The Distributor must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC, or to eliminate the front-end sales charge. If you redeem shares in the Portfolio, there may be tax consequences.


                      DISTRIBUTION PLAN (CLASS B SHARES)

     Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor for the Portfolios' shares. The Distributor is not obligated to sell any specific amount of shares of the Portfolio. The Distributor is a wholly owned subsidiary of BISYS Fund Services, Inc.

     The Portfolio has adopted a Distribution Plan (the "Plan") under Rule 12b-1 with respect to its Class B shares (the "Plan") providing for payments by the Portfolio to the Distributor from the assets attributable to the Portfolio's Class B shares at the annual rate set out under "Expense Summary -- Annual Portfolio Operating Expenses" above. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine. The Distributor also receives the proceeds of any CDSC imposed on redemptions of shares.

     Payments under the Plan are intended to compensate the Distributor for services provided and expenses incurred by it as principal underwriter of the Portfolio's Class B shares. The Distributor may select financial institutions (such as a broker/ dealer or bank) to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolio. Financial institutions will receive fees from the Distributor based upon Class B shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Distributor may suspend or modify such payments to dealers. Such payments are also subject to the continuation of the Plan, the terms of any agreements between dealers and the Distributor, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

     Mentor Services Company, a wholly owned subsidiary of Mentor Investment Group, provides marketing-related services in respect of the Portfolio. Mentor Services Company and its affiliates will receive from the Distributor substantially all amounts received or retained by the Distributor under the Portfolio's Distribution Plans. Mentor Services Company receives from the Distributor an amount equal to all CDSCs received by the Distributor.


                              HOW TO SELL SHARES

     You can sell your shares to the Portfolio any day the New York Stock Exchange is open, either directly to the Portfolio or through your investment dealer. The Portfolio will only redeem shares for which it has received payment.

     Selling shares directly to the Portfolio. Send a signed letter of instruction and stock power form, along with any certificates that represent shares you want to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc. ("BFDS"), 2 Heritage Drive, North Quincy, Massachusetts 02171. The price you will receive is the net asset value next calculated after your request is received in proper form less any applicable CDSC. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. If you sell shares having a net asset value of $50,000 or more or if you want your redemption proceeds payable to you at a different address or to someone else, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer, or certain other financial institutions. Contact Mentor Services Company for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Mentor Services Company, and many commercial banks. The Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Services Company for details.

     Selling shares by telephone. You may use the Telephone Redemption Privilege to redeem shares from your account unless you have notified Mentor Services Company of an address change within the preceding 15 days. Unless an investor indicates otherwise on the New Account Form, Mentor Services Company will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Mentor Services Company with his or her account registration and address as it appears on Mentor Services Company's records. Mentor Services Company will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Mentor Services Company may be liable for any losses due to unauthorized or fraudulent instructions. For more information, consult Mentor Services Company. During periods of unusual market changes and shareholder activity, you may experience delays in contacting Mentor Services Company by telephone in which case you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

     Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Mentor Services Company, and may charge you for its services.

     Systematic Withdrawal Program. You may redeem Class A or B shares of the Portfolio through periodic withdrawals for a predetermined amount. Only shareholders with accounts valued at $10,000 or more are eligible to participate. Class B shares redeemed under the Systematic Withdrawal Program are not subject to a CDSC, but the aggregate withdrawals of Class B shares in any year are limited to 10% of the value of the account at the time of enrollment. Contact the Distributor for more information.

     General. The Portfolio generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

                            HOW TO EXCHANGE SHARES

     Except as otherwise described below, you can exchange your shares in the Portfolio worth at least $1,000 for shares of the same class of certain other Portfolios of Mentor Funds, with different investment objectives and policies, at net asset value beginning 15 days after purchase. You may also exchange shares of the Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund"). If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares, using the schedule of the Portfolio from which your first exchange was effected. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     For information on how to exchange your shares, contact Mentor Services Company at 1-800-382-0016. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. The Distributor's procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask you investment dealer or the Distributor for a prospectus relating to other Portfolios of Mentor Funds or the Cash Fund. Shares of certain of the Portfolios may not be available to residents of all states.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Distributor or the Trustees believe doing so would be in the best interests of the Portfolio, the Portfolio reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Distributor before requesting an exchange by calling 1-800-382-0016. See the Statement of Additional Information to find out more about the exchange privilege.


How distributions are made

     Dividends, if any, are declared daily and paid monthly. The Portfolio distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.


Taxes

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


                                OTHER SERVICES

     Shareholder Servicing Plan. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to the Class A and Class B shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Distributor to provide administrative support services to their customers who are Portfolio shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of the Portfolio. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Portfolio reasonably requests.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors and/or Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor Investment Group and will not be made from the assets of the Portfolio.


                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses. The Portfolio currently offers shares in three classes: Class A and Class B shares of the Portfolio, which are offered by this Prospectus and Class Y (Institutional) shares, which are not subject to any sales loads or shareholder servicing fees. Contact Mentor Services Company for information concerning Class Y shares and your eligibility to purchase shares of those classes.

     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.


                            PERFORMANCE INFORMATION

     Yield and total return data may from time to time be included in advertisements about Class A and Class B shares of the Portfolio. The Portfolio's "yield" for each class of shares is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the maximum public offering price (in the case of Class A shares) and reflecting (in the case of Class B shares) the deduction of any applicable CDSC. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance of different classes of shares of the Portfolio will differ. Any quotation of investment performance not reflecting the maximum initial sales charge or CDSC would be reduced if such sales charges were reflected. Quotations of yield and total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

                                                                     APPENDIX A

Moody's Investors Service, Inc., Bond Ratings

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.


Standard and Poor's Bond Ratings

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

     B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

     CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

     CC -- The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

     C -- The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC- ' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     D -- Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "A" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Moody's Investors Service, Inc., Note Ratings

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Standard and Poor's Note Ratings

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.


Moody's Investors Service, Inc., Commercial Paper Ratings

     P-1 -- Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 -- Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

       Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.





                      Mentor Distributors, LLC Distributor

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 1176


                                    Mentor

                             High Income Portfolio





                          --------------------------
                                  PROSPECTUS
                          --------------------------
                                 June 23, 1998











                         [Mentor Investment Group logo]

P R O S P E C T U S                                              June 23, 1998
Class A and B shares





                         Mentor High Income Portfolio



     Mentor High Income Portfolio seeks high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income. Mentor Investment Advisors, LLC is the Portfolio's investment adviser. Van Kampen American Capital Management, Inc. serves as the sub-adviser to the Portfolio. The Portfolio is a series of shares of Mentor Funds.



     The Portfolio invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in the Portfolio. The Portfolio may also trade securities for short-term profits. For a description of these strategies and the related risks, see "Investment objectives and policies" in this Prospectus.



     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the June 23, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Investment Group, LLC at 1-800-382-0016. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.




                                ---------------
                            Mentor Distributors, LLC
                                  Distributor





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Table of Contents


                                                   Page
                                                  -----
Expense summary ...............................     3
Investment objective and policies .............     4
Other investment practices and risks ..........     6
Management ....................................    10
How the Portfolio values its shares ...........    11
Sales arrangements ............................    11
How to buy shares .............................    11
Distribution Plan (Class B Shares) ............    14
How to sell shares ............................    15
How to exchange shares ........................    16
How distributions are made ....................    16
Taxes .........................................    16
Other services ................................    16
General information ...........................    17
Performance information .......................    17

                                EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in its first fiscal year with respect to its Class A and Class B shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Class A and Class B shares of the Portfolio over specified periods.



                                                                    Class A              Class B
                                                                   ---------   ---------------------------
Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases (as a percentage of
offering price)1 ...............................................    4.75%                 None
Maximum Sales Load Imposed on Reinvested Dividends .............     None                 None
Deferred Sales Load ............................................     None(2)    4.0% in the first year,
 (as a percentage of the lower of the original purchase price or                declining to 1.0% in the
 redemption proceeds)3                                                         sixth year, and eliminated
                                                                                      thereafter(4)
Redemption Fees ................................................     None                 None
Exchange Fee ...................................................     None                 None

---------
(1) Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(2) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on Class A shares that were purchased without an initial sales charge as part of an investment of over $1,000,000 that are redeemed within one year of purchase.


(3) The amount redeemed is computed as the lesser of the current net asset value of the shares redeemed, and the original purchase price of the shares. See "How to Buy Shares -- Class B Shares."

(4) Shares purchased as part of asset-allocation plans pursuant to the BL Purchase Program are subject to a CDSC of 1.00%, if the shares are redeemed within one year of purchase. See "How to Buy Shares -- the BL Purchase Program."

Annual Portfolio Operating Expenses:
(as a percentage of average net assets)


                                                    Class A      Class B
                                                   ---------   ----------
 Management Fees .................... ..........   0.70%       0.70%
 12b-1 Fees ......................... ..........   0.00%       0.50%
 Other Expenses*
   Shareholder Service Fee .......... ..........   0.25%       0.25%
   Other ............................ ..........   0.35%       0.35%
                                                   ----        ----
 Total Other Expenses ............... ..........   0.60%       0.60%
                                                   ----        ----
 Total Portfolio Operating Expenses*  ..........   1.30%       1.80%

---------
* Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operations.


Examples

     An investment of $1,000 in the Portfolio would incur the following expenses assuming 5% annual return and no redemption at the end of each period:




                               Class A   Class B
                              --------- --------
  1 year ....................    $60    $18
  3 years ...................    $87    $58

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                               Class A   Class B
                              --------- --------
  1 year ....................    $ 60   $ 58
  3 years ...................    $ 87   $ 88

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Examples should not be considered a representation of future performance; actual expenses may be more or less than those shown.


                      INVESTMENT OBJECTIVES AND POLICIES

     The Portfolio's investment objective is to seek high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income. The Portfolio is not intended to be a complete investment program, and there is no assurance it will achieve its objectives. The Portfolio is a diversified investment company.

     Mentor Investment Advisors, LLC is the Portfolio's investment adviser. Van Kampen American Capital Management, Inc. serves as the sub-adviser to the Portfolio. Van Kampen purchases and sells securities for the Portfolio, and otherwise manages the investments of the Portfolio, subject to the overall supervision of Mentor Advisors.

     The Portfolio may invest in both lower-rated and higher-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The Portfolio may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities.

     The Portfolio may invest in securities of any maturity. Van Kampen will adjust the expected average life of the investments held in the Portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and its expectations of future changes in interest rates. At times when the expected average life of the investments held by the Portfolio is longer, the values of the securities held by the Portfolio will generally change more in response to changes in interest rates than at times when the expected average life is shorter.

     Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of their issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies: Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's. The Portfolio may invest any portion of its assets (and normally will invest at least 65% of its assets) in such securities and in unrated securities determined by Van Kampen to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's or BBB by Standard & Poor's and in unrated securities determined by Van Kampen to be of comparable quality. Securities rated below Baa by Moody's or BBB by Standard & Poor's are considered to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus. See "Investments in lower-rated securities," below.

     The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C, or D in the case of Standard & Poor's) or in unrated securities determined by Van Kampen to be of comparable quality, if Van Kampen believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Van Kampen were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

     The Portfolio seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

     At times, Van Kampen may judge that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times Van Kampen may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest without limitation in money market instruments and in U.S. Government or agency obligations, or invest in any other fixed-income security Van Kampen considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use such alternative strategies.

     Investments in lower-rated securities. Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities (sometimes referred to as "junk bonds") before making an investment in the Portfolio. The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Van Kampen will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Portfolio invests are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     The Portfolio may invest in securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or in securities which are restricted as to resale. In addition, a substantial portion of the Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Van Kampen and its affiliates, holds a major portion or all of such securities, which may limit the liquidity of such securities. The Portfolio could find it difficult or impossible to sell illiquid securities when Van Kampen believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where the Portfolio holds a major portion or all of the outstanding issue, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. The Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     The Portfolio will not invest more than 15% of its net assets (determined at the time of investment) in securities determined to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Portfolio in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Van Kampen to be liquid for purposes of compliance with the limitation on the Portfolio's investment in illiquid securities. There can, however, be no assurance that the Portfolio will be able to sell such securities at any time when Van Kampen deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

     The Portfolio may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero- coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement. Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Van Kampen seeks to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When the Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on Van Kampen's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.


                     OTHER INVESTMENT PRACTICES AND RISKS

     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of certain of these practices and risks they may involve.

     Mortgage-backed securities; other asset-backed securities. The Portfolio may invest a substantial portion of its assets in mortgage-backed certificates and may invest in other securities representing ownership interests in mortgage pools, including CMOs and "residual" interests therein (described more fully below). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     The Portfolio may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets.

The Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

     Certain mortgage-backed securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     The Portfolio may also invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

     The Portfolio may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests. The Portfolio may invest in new types of mortgage-related securities that may be developed and marketed from time to time. If the Portfolio were to invest in such newly developed securities, shareholders would, where appropriate, be notified and this Prospectus would be revised accordingly.

     Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolio may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

     Van Kampen may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, Van Kampen may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which the Portfolio may invest may be highly illiquid, and the Portfolio may not be able to sell such a security at a particular time or at the value it has placed on that security.

     In calculating the value and duration of mortgage-backed or other asset-backed securities, Van Kampen will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that the Portfolio's investment adviser will be able to predict the amount of principal or interest to be paid on any security under different interest rate or market conditions or that its predictions will be accurate, nor can there be any assurance that the Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.

     Foreign securities. The Portfolio may invest in securities issued by foreign governments and other foreign issuers. Investments in foreign securities involve a number of special risks. Since foreign securities are often denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Portfolio may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     Leverage. The Portfolio may borrow money to invest in additional securities to seek current income. This technique, known as "leverage," increases the Portfolio's market exposure and risk. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio will not always borrow money for investment and the extent to which the Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on Van Kampen's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse" repurchase agreements, "dollar-roll" transactions, and forward commitments, described below) that can exist at any one time will not exceed one-third of the value of the Portfolio's total assets.

     Reverse repurchase agreements; forward commitments. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio may also enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     Dollar roll transactions. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions may increase overall investment exposure and may result in losses.


     Interest rate transactions. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. The Portfolio's ability to engage in certain interest rate transactions may be subject to limitations on the Portfolio's investments in illiquid securities. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Van Kampen is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     Premium securities. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premuim" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the amortized purchase price.

     Options and futures. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.

     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.


     Index futures and options. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

     Risks related to options and futures strategies. Options and futures transactions involve costs and may result in losses (which are, potentially, unlimited). Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Van Kampen to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures and options positions. Although the Portfolio will enter into options and futures transactions only if Van Kampen believes that a liquid secondary market exists for such options or futures contract, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.

     The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Van Kampen, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations. The Portfolio will consider over-the-counter options written by it, and any of the Portfolio's assets serving as "cover" for such options, to be illiquid, to the extent required by applicable law.

     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.


                                  MANAGEMENT

     The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. Mentor Investment Group, LLC ("Mentor Investment Group") serves as administrator to the Portfolio. As compensation for its services as administrator, the Portfolio pays Mentor Investment Group a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average value of the Portfolio's daily assets. The Portfolio pays investment advisory fees to Mentor Advisors at the annual rate of 0.70% of the Portfolio's average daily net assets.

     Van Kampen American Capital Management Inc. serves as sub-adviser to the Portfolio. Van Kampen, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, was incorporated in 1990 and commenced operations in 1992. Van Kampen currently provides investment advice to a wide variety of individual, institutional, and investment company clients. Van Kampen is a wholly owned subsidiary of Van Kampen American Capital, Inc., which, in turn, is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is an indirect wholly owned subsidiary of Morgan Stanley Group Inc. Morgan Stanley Group Inc. and various of its subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer, are engaged in a wide range of financial services. As of April 30, 1998, Van Kampen, together with its affiliates, advised or supervised approximately $64 billion of assets. For its services as sub-adviser, Van Kampen receives a monthly fee from Mentor Advisors at the annual rate of .20% of the Portfolio's average daily net assets.

     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $12 billion in total stockholders' equity as of March 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Ellis J. Bigelow, Senior Vice President of Van Kampen, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. During the past five years, Ms. Bigelow has been a Senior Vice President of Van Kampen. Since June 1995, Ms. Bigelow has been a Senior Vice President of Van Kampen American Capital Investment Advisory Corp.

     Subject to the general oversight of the Trustees, Van Kampen manages the Portfolio in accordance with the stated policies of the Portfolio. Van Kampen makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Van Kampen may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Van Kampen may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family or advised by Van Kampen or its affiliates) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Van Kampen may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Van Kampen or Mentor Advisors.

     Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, Securities and Exchange Commission fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Portfolio.

     Portfolio turnover. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of the Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by the Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio's annual portfolio turnover rate is not expected to exceed 200% for its first fiscal year. A high portfolio turnover rate would likely result in the Portfolio's incurring expenses of the nature referred to above, reducing the Portfolio's investment return; it may also result in realization of taxable capital gains, as described above.


How the Portfolio values its shares

     The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.


Sales arrangements

     This Prospectus offers investors two classes of shares which bear sales charges in different forms and amounts and which bear different levels of expenses:

     Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed, except that sales at net asset value in excess of $1 million are subject to a contingent deferred sales charge (a "CDSC"). Certain purchases of Class A shares qualify for reduced sales charges. Class A shares currently bear no 12b-1 fees. See "How to buy shares -- Class A shares."

     Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within six years. Class B shares also bear 12b-1 fees. Class B shares provide an investor the benefit of putting all of the investor's money to work from the time the investment is made, but have a higher expense ratio and pay lower dividends than Class A shares due to the 12b-1 fees. If you purchase shares through an asset-allocation program, you may also be eligible to purchase Class B shares through the "BL Purchase Program." See "How to buy shares -- Class B shares."

     Which arrangement is for you? The decision as to which class of shares provides a suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Investors purchasing shares through an asset-allocation program may wish to purchase shares through the BL Purchase Program. For more information about these sales arrangements, consult your investment dealer or Mentor Services Company, Inc. Sales personnel may receive different compensation depending on which class of shares they sell. Investors may be charged a fee if they effect transactions through a broker or agent. Shares may only be exchanged for shares of the same class of certain other funds in the Mentor family and for shares of Cash Resource U.S. Government Money Market Fund. See "How to exchange shares."


                               HOW TO BUY SHARES

     You can open a Portfolio account with as little as $1,000 and make additional investments at any time with as little as $100. Investments under IRAs and qualified retirement plans are subject to a minimum initial investment of $250. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, Mentor Investment Group or its affiliates. You can buy Portfolio shares by completing the enclosed New Account Form and sending it to Boston Financial Data Services at 2 Heritage Drive, North Quincy, MA 02171, along with a check or money order made payable to Mentor Funds, through your financial institution, which may be an investment dealer, a bank, or another institution, or through automatic investing. If you do not have a dealer, Mentor Services Company can refer you to one.

     Automatic investment plan. Once you have made the initial minimum investment in the Portfolio, you can make regular investments of $50 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your investment dealer or through Mentor Services Company.

     Shares are sold at a price based on the Portfolio's net asset value next determined after the Distributor receives your purchase order. In most cases, in order to receive that day's public offering price, the Distributor must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must ensure that Mentor Distributors, LLC, the Portfolio's distributor (the "Distributor"), receives your order before the close of regular trading on the New York Stock Exchange for you to receive that day's public offering price.

     Class A Shares. The public offering price of Class A shares is the net asset value plus a sales charge. The Portfolio receives the net asset value. The sales charge varies depending on the size of your purchase and is allocated between your investment dealer and the Distributor. The current sales charges for Class A shares of the Portfolio are as follows:


                                                              Sales Charge as     Sales Charge as
                                                              a Percentage of     a Percentage of
                                                               Pubic Offering       Net Amount         Dealer
                                                                   Price             Invested        Commission*
                                                             -----------------   ----------------   ------------
Less than $100,000.............................. .........          4.75%        4.99%              4.00%
$100,000 but less than $250,000................. .........          4.00%        4.17%              3.25%
$250,000 but less than $500,000................ ..........          3.00%        3.09%              2.50%
$500,000 but less than $1 million ........................          2.00%        2.04%              1.75%
$1 million or more............................. ..........             0%           0%              (see below)

---------
* At the discretion of the Distributor, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

     There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. A CDSC is also imposed on any shares purchased without a sales charge as part of a purchase of shares of $1 million or more under a purchase accumulation plan. Contact Mentor Services Company for more information.

     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment dealer or Mentor Services Company for details about Quantity Discounts and Accumulated Purchases, Letters of Intent, the Reinvestment Privilege, Concurrent Purchases, and the Automatic Investment Plan. Descriptions are also included in the New Account Form or are available from Mentor Services Company. Shares may be sold at net asset value to certain categories of investors, including to shareholders of other mutual funds who invest in the Portfolio in response to certain promotional activities, and the CDSC may be waived under certain circumstances. The sales charges shown above will not apply to shares purchased by you if you purchase shares through EVEREN Securities, Inc. with the redemption proceeds received by you within the preceding 90 days from the sale of shares of any non-Mentor open-end mutual fund. No CDSC will apply to these purchases. EVEREN Securities, Inc. may compensate your investment dealer in connection with any such purchase. Sales charges may similarly not apply to shares purchased through other financial institutions that have made arrangements with Mentor Distributors. Contact your financial institution or Mentor Services Company for more information. See "How to buy shares --- General" below.

     Class B Shares. Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase. The following types of shares may be redeemed without charge: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in the Example below. The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested in the shares being redeemed and the dollar amount being redeemed, according to the following table:

 Years Since Purchase Payment Made      CDSC
----------------------------------   ---------
                 1                   4.0%
                 2                   4.0%
                 3                   3.0%
                 4                   2.0%
                 5                   1.0%
                 6                   1.0%
                 7+                  None

     The BL Purchase Program. If you purchase Class B shares through an asset-allocation program sponsored by your broker-dealer or other financial institution, you may elect to participate in the BL Purchase Program. Shares purchased through this program are not subject to the CDSC shown above. Rather, a CDSC of 1.00% will be imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. Your broker-dealer or other financial institution is responsible for making the election on your behalf to invest through the Program. Accordingly, if you wish to purchase shares through this Program, you should instruct your broker-dealer or financial institution to do so.

     General. Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219 serves as distributor of the Portfolio's shares. The Distributor is not obligated to sell any specific amount of shares of the Portfolio.

     A Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of Mentor Investment Group, Mentor Advisors, and their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with the Distributor, employees (and their families) of financial institutions having sales agreements with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Portfolio shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Mentor family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in funds in the Mentor family, shares redeemed under the Portfolio's Systematic Withdrawal Plan (limited to 10% of a shareholder's account in any calendar year), and "wrap accounts" for the benefit of clients of financial planners adhering to certain standards established by Mentor Services Company or its affiliates. The Portfolio may sell shares without a sales charge or a CDSC in connection with the acquisition by the Portfolio of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability;
(ii) redemptions in connection with the following retirement plan distributions:
(a) lump-sum or other distributions from a qualified retirement plan following retirement, (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2, and (c) a tax-free return on an excess contribution to an IRA; (iii) redemptions by pension or profit sharing plans sponsored by Mentor Investment Group or an affiliate; and (iv) redemptions by pension or profit sharing plans of which Mentor Investment Group or any affiliate serves as a plan fiduciary. In addition, certain retirement plans with over 200 employees may purchase Class A shares at net asset value without a sales charge. The Portfolio may sell its Class A shares without a sales charge to shareholders of other mutual funds who invest in other funds in the Mentor family in response to certain promotional activities (in which case a CDSC of 1% may apply for a period of years after purchase). In addition, a Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by shareholders investing through brokerage or similar accounts sponsored by financial institutions having agreements with Mentor Distributors or Mentor Services Company, Inc., where the shareholder pays account fees to its financial institution based on the asset value of the shareholder's account with the financial institution from time to time. Contact Mentor Services Company, at 1-800-382-0016 for additional information. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of these reduced sales charges or waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

     Shareholders of other funds in the Mentor family may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Portfolio at net asset value.

     In determining whether a CDSC is payable in respect of the shares redeemed, the Portfolio will first redeem the shares held longest (together with any shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. See the Example below.


Example:

     You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 of those shares (including shares purchased through reinvestment of distributions on those 100 shares) at this time, your CDSC will be calculated as follows:


     o Proceeds of 50 shares redeemed at $12 per share                       $600
     o Minus proceeds of 10 shares not subject to a CDSC because they were
       acquired through dividend reinvestment (10 x $12)                     -120
     o Minus appreciation on remaining shares, also not subject to CDSC (40
       x $2)                                                                  -80
     o Amount subject to a CDSC                                              $400


     The Distributor receives the entire amount of any CDSC you pay. Consult the Distributor for more information.

     If you are considering redeeming or exchanging shares of the Portfolio or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

     Because of the relatively high cost of maintaining accounts, the Portfolio reserves the right to redeem, upon not less than 60 days' notice, any Portfolio account below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by the Portfolio by increasing his investment in shares of the Portfolio to a value of $500 or more during such 60-day period.

     The Distributor, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets (or in conjunction with other entities), may also periodically sponsor programs that offer additional compensation in connection with sales of the Portfolio. Such compensation may also include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Portfolio's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

     In all cases Mentor Advisors or the Distributor reserves the right to reject any particular investment.

     Reinvestment Privilege. If you redeem Class A or B shares of the Portfolio, you have a one-time right, within 60 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. Front-end sales charges will not apply to such reinvestment. The Distributor must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC, or to eliminate the front-end sales charge. If you redeem shares in the Portfolio, there may be tax consequences.


                      DISTRIBUTION PLAN (CLASS B SHARES)

     Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor for the Portfolios' shares. The Distributor is not obligated to sell any specific amount of shares of the Portfolio. The Distributor is a wholly owned subsidiary of BISYS Fund Services, Inc.

     The Portfolio has adopted a Distribution Plan (the "Plan") under Rule 12b-1 with respect to its Class B shares (the "Plan") providing for payments by the Portfolio to the Distributor from the assets attributable to the Portfolio's Class B shares at the annual rate set out under "Expense Summary -- Annual Portfolio Operating Expenses" above. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine. The Distributor also receives the proceeds of any CDSC imposed on redemptions of shares.

     Payments under the Plan are intended to compensate the Distributor for services provided and expenses incurred by it as principal underwriter of the Portfolio's Class B shares. The Distributor may select financial institutions (such as a broker/ dealer or bank) to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolio. Financial institutions will receive fees from the Distributor based upon Class B shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Distributor may suspend or modify such payments to dealers. Such payments are also subject to the continuation of the Plan, the terms of any agreements between dealers and the Distributor, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

     Mentor Services Company, a wholly owned subsidiary of Mentor Investment Group, provides marketing-related services in respect of the Portfolio. Mentor Services Company and its affiliates will receive from the Distributor substantially all amounts received or retained by the Distributor under the Portfolio's Distribution Plans. Mentor Services Company receives from the Distributor an amount equal to all CDSCs received by the Distributor.


                              HOW TO SELL SHARES

     You can sell your shares to the Portfolio any day the New York Stock Exchange is open, either directly to the Portfolio or through your investment dealer. The Portfolio will only redeem shares for which it has received payment.

     Selling shares directly to the Portfolio. Send a signed letter of instruction and stock power form, along with any certificates that represent shares you want to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc. ("BFDS"), 2 Heritage Drive, North Quincy, Massachusetts 02171. The price you will receive is the net asset value next calculated after your request is received in proper form less any applicable CDSC. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. If you sell shares having a net asset value of $50,000 or more or if you want your redemption proceeds payable to you at a different address or to someone else, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer, or certain other financial institutions. Contact Mentor Services Company for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Mentor Services Company, and many commercial banks. The Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Services Company for details.

     Selling shares by telephone. You may use the Telephone Redemption Privilege to redeem shares from your account unless you have notified Mentor Services Company of an address change within the preceding 15 days. Unless an investor indicates otherwise on the New Account Form, Mentor Services Company will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Mentor Services Company with his or her account registration and address as it appears on Mentor Services Company's records. Mentor Services Company will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Mentor Services Company may be liable for any losses due to unauthorized or fraudulent instructions. For more information, consult Mentor Services Company. During periods of unusual market changes and shareholder activity, you may experience delays in contacting Mentor Services Company by telephone in which case you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

     Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Mentor Services Company, and may charge you for its services.

     Systematic Withdrawal Program. You may redeem Class A or B shares of the Portfolio through periodic withdrawals for a predetermined amount. Only shareholders with accounts valued at $10,000 or more are eligible to participate. Class B shares redeemed under the Systematic Withdrawal Program are not subject to a CDSC, but the aggregate withdrawals of Class B shares in any year are limited to 10% of the value of the account at the time of enrollment. Contact the Distributor for more information.

     General. The Portfolio generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

                            HOW TO EXCHANGE SHARES

     Except as otherwise described below, you can exchange your shares in the Portfolio worth at least $1,000 for shares of the same class of certain other Portfolios of Mentor Funds, with different investment objectives and policies, at net asset value beginning 15 days after purchase. You may also exchange shares of the Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund"). If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares, using the schedule of the Portfolio from which your first exchange was effected. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     For information on how to exchange your shares, contact Mentor Services Company at 1-800-382-0016. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. The Distributor's procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask you investment dealer or the Distributor for a prospectus relating to other Portfolios of Mentor Funds or the Cash Fund. Shares of certain of the Portfolios may not be available to residents of all states.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Distributor or the Trustees believe doing so would be in the best interests of the Portfolio, the Portfolio reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Distributor before requesting an exchange by calling 1-800-382-0016. See the Statement of Additional Information to find out more about the exchange privilege.


How distributions are made

     Dividends, if any, are declared daily and paid monthly. The Portfolio distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.


Taxes

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


                                OTHER SERVICES

     Shareholder Servicing Plan. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to the Class A and Class B shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Distributor to provide administrative support services to their customers who are Portfolio shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of the Portfolio. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Portfolio reasonably requests.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors and/or Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor Investment Group and will not be made from the assets of the Portfolio.


                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses. The Portfolio currently offers shares in three classes: Class A and Class B shares of the Portfolio, which are offered by this Prospectus and Class Y (Institutional) shares, which are not subject to any sales loads or shareholder servicing fees. Contact Mentor Services Company for information concerning Class Y shares and your eligibility to purchase shares of those classes.

     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.


                            PERFORMANCE INFORMATION

     Yield and total return data may from time to time be included in advertisements about Class A and Class B shares of the Portfolio. The Portfolio's "yield" for each class of shares is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the maximum public offering price (in the case of Class A shares) and reflecting (in the case of Class B shares) the deduction of any applicable CDSC. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance of different classes of shares of the Portfolio will differ. Any quotation of investment performance not reflecting the maximum initial sales charge or CDSC would be reduced if such sales charges were reflected. Quotations of yield and total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

                                                                     APPENDIX A

Moody's Investors Service, Inc., Bond Ratings

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.


Standard and Poor's Bond Ratings

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

     B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

     CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

     CC -- The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

     C -- The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC- ' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     D -- Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "A" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Moody's Investors Service, Inc., Note Ratings

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Standard and Poor's Note Ratings

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.


Moody's Investors Service, Inc., Commercial Paper Ratings

     P-1 -- Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 -- Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

       Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.





                      Mentor Distributors, LLC Distributor


                                    Mentor

                             High Income Portfolio





                          --------------------------
                                  PROSPECTUS
                          --------------------------
                                 June 23, 1998











                         [Mentor Investment Group logo]

[MENTOR INVESTMENT GROUP LOGO]


New Account Form and
Shareowner Options Form

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Type of Account
--------------------------------------------------------------------------------
Use this one form to open any ONE of the following types of accounts. Please check the appropriate one below.
[ ] Individual Account, Complete 1. [ ] Joint Account, Complete 1 and 2.
[ ] Custodial Account, (Gift to a Minor), Complete 3.
[ ] Trust Account, Complete 4. [ ] Corporate (or Organization)
Account, Complete 5.

[ ] Revise Existing Account
                          --------------------------------------------------
                                    Number

--------------------------------------------------------------------------------

1.                                                      -      -
--------------------------------------------------------------------------------
     Name                     Social Security Number

2.                                                      -      -
--------------------------------------------------------------------------------
     Name                     Social Security Number

 Shareowner Employment Information
 This information is required in accordance with the Rules of Fair Practice of the National Association of Securities Dealers.


----------------------------------------------------------------------------
 Occupation of Shareowner or Custodian


----------------------------------------------------------------------------
 Employer's Name


----------------------------------------------------------------------------
 Employer's Address


----------------------------------------------------------------------------
 City                    State    ZIP Code


----------------------------------------------------------------------------
 Occupation of Co-Shareowner


----------------------------------------------------------------------------
 Employer's Name


----------------------------------------------------------------------------
 Employer's Address


----------------------------------------------------------------------------
     City                    State    ZIP Code

3.                                              as custodian for
  ----------------------------------------------
   Custodian's Name (only one custodian permitted)


----------------------------------------------------------------------------
   Minor's Name (only one minor permitted)

         -      -
  -------------------------------
  Minor's Social Security Number

   Under the    Uniform Gifts or    Uniform Transfers to Minors
             ---                 ---
            State               State

   Act        /       /
      ------- -------- -------
          Minor's Birthdate

4.
   -------------------------------------------
   Name of Trustee           Name of Trust

                                              /  /
   ----------------------------------------------------------------------------
   Name of Second Trustee (if any)         Date of Trust


   ----------------------------------------------------------------------------
   Trust's Taxpayer Identification Number

5.
   ----------------------------------------------------------------------------
   Name of Corporation (or other entity)


   ----------------------------------------------------------------------------
   Taxpayer Identification Number
   Business Type:

        Corporation    Partnership    Organization
    ---             ---            ---

        Fiduciary      Other
    ---             ---     -------------------
                            Specify other type

         (Please attach a certified copy of your corporate resolution)

--------------------------------------------------------------------------------
Mailing Address of Account
--------------------------------------------------------------------------------
All the information requested is needed to open your account.



--------------------------------------------------------------------------------
Street Address or Box Number           Apartment Number

--------------------------------------------------------------------------------
City                         State                ZIP Code

(     )                     (     )
-------   ---------------   -------  ---------------------
Area Code  Daytime Phone   Area Code   Evening Phone

--------------------------------------------------------------------------------
Fund Selection and Initial Investment
--------------------------------------------------------------------------------
[ ] Next to the Portfolio name(s), indicate the amount you're investing in the
    Portfolio. MINIMUM PER PORTFOLIO: $1,000
[ ] Be sure to check how you want your Dividend and Capital Gains distributions handled: automatically reinvested to buy more shares or sent to you by check.
[ ] Indicate the TOTAL amount you're investing at this time.



                          Class
Fund Choice         A       B       BL     Amount                     Reinvest  Cash
                                                     Dividends          [ ]     [ ]
[ ] High Income   [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]


                           TOTAL $-----------------
[ ] Check enclosed for total purchase above made payable to Mentor Funds.
[ ] Other payment method
                                                                       -

--------------------------------------------------------------------------------
Telephone Exchange/
Telephone Redemption
--------------------------------------------------------------------------------
I elect the following privileges as described in the prospectus:

  Telephone Exchange: [ ] Yes             Telephone Redemptions: [ ] Yes
                      [ ] No                                     [ ] No

These privileges will automatically apply if neither box is checked.

By establishing these services and signing this form, I acknowledge that:

I authorize Boston Financial Data Services, Inc. to accept and act upon telephoned instructions to (1) exchange shares I own in any Portfolio(s) for shares of any other Portfolio(s) or (2) redeem shares I own in any Portfolio(s).

I understand that exchanges can be made only between accounts having identical registrations.

--------------------------------------------------------------------------------
[ ] Letter of Intent
--------------------------------------------------------------------------------
I understand that through accumulated investments I can reduce my sales charges on Class A shares. I plan to invest over a 13-month period in Class A shares of one or more of the Portfolios in Mentor Funds in an aggregate amount of at least:
[ ] $50,000 (applies only to equity funds)
[ ] $250,000 [ ] $500,000 [ ] $1,000,000 (and above)
If the amount indicated is not invested within 13 months, reduced sales charge do not apply.
[ ] I am already investing under an existing statement of intention.

--------------------------------------------------------------------------------
[ ] Rights of Accumulation
--------------------------------------------------------------------------------
[ ] I own Class A shares of more than one Portfolio in Mentor Funds, which may entitle me to a reduced sales charge. My shareholder account numbers are:
--------------------------------------------------------------------------------
[ ] The registration of some of my shares differs. Their account numbers are:

--------------------------------------------------------------------------------
[ ] Systematic Investment Plan
    Via ACH
--------------------------------------------------------------------------------
Check the box above and complete this section; then check the box next to Bank Account Information and complete that section too.

I authorize State Street Bank & Trust Co. (service agent for Mentor Funds), to withdraw money from my bank account to buy more shares for my account(s) in the Portfolio(s) listed below.



 Portfolio   Amount ($50 minimum)
 [ ]         $
------------ ---------------------
 [ ]         $
------------ ---------------------


 Please note: This service takes approximately 15 days to establish and will be done on or about the 15th of each month.
                      BE SURE TO COMPLETE THE REVERSE SIDE

---------------------------------------
[ ] Systematic Withdrawal
       Plan Via Check
---------------------------------------
You must have a minimum of $10,000 in your mutual fund account to qualify for this optional service.
(Class B shares withdrawals will not be subject to the applicable CDSC up to 10% of account value at the time of plan inception.)

Check the box above and complete this section.

I authorize State Street Bank & Trust Co. (service agent for Mentor Funds), to redeem shares from my account(s) in the Portfolio(s) listed below and mail a check for the amount specified to the name and address on the account. State Street Bank & Trust Co., is to do this on the 15th of each month. If the 15th falls on a weekend or holiday, the transaction will take place the next business day.



 Fund        Amount ($50 minimum)
 [ ]         $
------------ ---------------------
 [ ]         $
------------ ---------------------


Please send my Systematic Withdrawal Check to
[ ] Mailing Address of Account
[ ] Other*
          ----------------------------

Please note: This service takes approximately two (2) weeks to establish. *Signature guarantee required

---------------------------------------
[ ] Bank Account Information
---------------------------------------
Complete this section only if you are signing-up for

[ ] Telephone Redemption, [ ] Systematic Investment Plan, or
[ ] Systematic Withdrawal Plan.

---------------------------------------
Bank Name          ABA Number


---------------------------------------
Bank Address


---------------------------------------
City            State  ZIP Code


---------------------------------------
Name(s) on Bank Account


---------------------------------------
Bank Account Number


  Checking     Savings
--          --

Please attach a check (marked "VOID") or a deposit ticket from this bank account.

---------------------------------------
Signatures
---------------------------------------
This New Account Form must be signed for an account to be opened. The signatures required for the various types of accounts are:
     [ ] Individual Account, the individual's
     [ ] Joint Account, both shareowners'
     [ ] Custodial Account (Gift to a Minor), the custodian's
     [ ] Corporate (or Organization) Account, an officer's (and the officer's title must be included)

By signing this New Account Form below, I assure that:

- I have received and read the prospectus for each of the Portfolios in which I am investing, and I understand that the prospectus terms are incorporated into this form by reference.
- I authorize Mentor Funds, its affiliates and agents, to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.

- I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
- I understand that I may terminate the Telephone Redemption, Systematic Investment Plan, and/or Systematic Withdrawal Plan at any time by writing to Boston Financial Data Services.
- I understand that I will receive 30 days' written notice from Boston Financial Data Services, Transfer Agent, before any service on this form is terminated.

- I certify, under penalties of perjury, that:

  1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, Mentor Funds may reject, restrict, or redeem my investment. I may also be subject to IRS Backup Withholding of a percentage of all distributions and redemptions.)
  2. I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked. (Cross out "NOT" if you are currently subject to Backup Withholding.)
---------------------------------------
I agree that none of Mentor Investment Group, LLC, Mentor Distributors, LLC, Boston Financial Data Services, Mentor Funds, or any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified and held harmless from any and all direct liabilities, losses, or cost resulting from acting upon such transactions.

-----------------------------------------------------
Shareowner (or Custodian)          Date

-----------------------------------------------------
Co-Shareowner             Date

-----------------------------------------------------
Corporate Officer or Trustee          Date

-----------------------------------------------------
Title of Corporate Officer or Trustee       Date

-----------------------------------------------------

Dealer Information
---------------------------------------
To be completed by Customer Account Representative:


---------------------------------------
Financial Institution Name


---------------------------------------
Address


---------------------------------------
City             State         ZIP Code


---------------------------------------
Dealer Number (If applicable)


---------------------------------------
Representative's Code Number


---------------------------------------
Representative's Full Name


---------------------------------------
Representative's Branch Office


---------------------------------------
Representative's Phone Number


---------------------------------------
Mailing Information
---------------------------------------
Send this completed form to:

      Mentor Funds
      c/o Boston Financial Data Services
      P.O. Box 8507
      Boston, MA 02266
If you have any questions please call 1-800-382-0016

MENTOR DISTRIBUTORS, LLC, Distributor
--------------------------------------------------------------------------------


PROSPECTUS                                                       June 23, 1998
Class Y shares

                          MENTOR HIGH INCOME PORTFOLIO


         Mentor High Income Portfolio seeks high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income. Mentor Investment Advisors, LLC is the Portfolio's investment adviser. Van Kampen American Capital Management, Inc. serves as the sub-adviser to the Portfolio. The Portfolio is a series of shares of Mentor Funds.

         The Portfolio invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in the Portfolio. The Portfolio may also trade securities for short-term profits. For a description of these strategies and the related risks, see "Investment objectives and policies" in this Prospectus.

         This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the June 23, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Investment Group, LLC at 1-800-382-0016. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.


                           -------------------------

                            MENTOR DISTRIBUTORS, LLC
                                  Distributor


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
         COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                 TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY


         Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in its first full fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases                               None
Maximum Sales Load Imposed on Reinvested Dividends                    None
Deferred Sales Load                                                   None
Redemption Fee                                                        None
Exchange Fee                                                          None

Annual Portfolio Operating Expenses:
(as a percentage of average net assets)
Management Fees                                                       0.70%
12b-1 Fees                                                            0.00%
Other Expenses (after expense limitation)*                            0.35%
                                                                      ----
  Total Portfolio Operating Expenses (after                           1.05%
  expense limitation)

-------------
* Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operation.


Example

         An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


                  1 year                                   $11
                  3 years                                  $33

         This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Portfolio's investment objective is to seek high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income. The Portfolio is not intended to be a complete investment program, and there is no assurance it will achieve its objectives. The Portfolio is a diversified investment company.

         Mentor Investment Advisors, LLC is the Portfolio's investment adviser. Van Kampen American Capital Management, Inc. serves as the sub-adviser to the Portfolio. Van Kampen purchases and sells securities for the Portfolio, and otherwise manages the investments of the Portfolio, subject to the overall supervision of Mentor Advisors.

         The Portfolio may invest in both lower-rated and higher-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The Portfolio may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities.

         The Portfolio may invest in securities of any maturity. Van Kampen will adjust the expected average life of the investments held in the Portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and expectations of future changes in interest rates. At times when the expected average life of the investments held by the Portfolio is longer, the values of the securities held by the Portfolio will generally change more in response to changes in interest rates than at times when the expected average life is shorter.

         Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of their issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies: Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's. The Portfolio may invest any portion of its assets (and normally will invest at least 65% of its assets) in such securities and in unrated securities determined by Van Kampen to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's or BBB by Standard & Poor's and in unrated securities determined by Van Kampen to be of comparable quality. Securities rated below Baa by Moody's or BBB by Standard & Poor's are considered to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus. See "Investments in lower-rated securities," below.

         The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C, or D in the case of Standard & Poor's) or in unrated securities determined by Van Kampen to be of comparable quality, if Van Kampen believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Van Kampen were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

         Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

         The Portfolio seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

         At times, Van Kampen may judge that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times Van Kampen may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest without limitation in money market instruments and in U.S. Government or agency obligations, or invest in any other fixed-income security Van Kampen considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use such alternative strategies.

         Investments in lower-rated securities. Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities (sometimes referred to as "junk bonds") before making an investment in the Portfolio. The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

         Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Van Kampen will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

         Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Portfolio invests are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

         The Portfolio may invest in securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or in securities which are restricted as to resale. In addition, a substantial portion of the Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Van Kampen and its affiliates, holds a major portion or all of such securities, which may limit the liquidity of such securities. The Portfolio could find it difficult or impossible to sell illiquid securities when Van Kampen believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where the Portfolio holds a major portion or all of the outstanding issue, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. The Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

         The Portfolio will not invest more than 15% of its net assets (determined at the time of investment) in securities determined to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Portfolio in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Van Kampen to be liquid for purposes of compliance with the limitation on the Portfolio's investment in illiquid securities. There can, however, be no assurance that the Portfolio will be able to sell such securities at any time when Van Kampen deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

         The Portfolio may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement. Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

         Van Kampen seeks to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When the Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on Van Kampen's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

                      OTHER INVESTMENT PRACTICES AND RISKS

         The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of certain of these practices and risks they may involve.

         Mortgage-backed securities; other asset-backed securities. The Portfolio may invest a substantial portion of its assets in mortgage-backed certificates and may invest in other securities representing ownership interests in mortgage pools, including CMOs and "residual" interests therein (described more fully below). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

         Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

         The Portfolio may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

         Certain mortgage-backed securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

         The Portfolio may also invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

         The Portfolio may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests. The Portfolio may invest in new types of mortgage-related securities that may be developed and marketed from time to time. If the Portfolio were to invest in such newly developed securities, shareholders would, where appropriate, be notified and this Prospectus would be revised accordingly.

         Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolio may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

         Van Kampen may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, Van Kampen may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which the Portfolio may invest may be highly illiquid, and the Portfolio may not be able to sell such a security at a particular time or at the value it has placed on that security.

         In calculating the value and duration of mortgage-backed or other asset-backed securities, Van Kampen will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that the Portfolio's investment adviser will be able to predict the amount of principal or interest to be paid on any security under different interest rate or market conditions or that its predictions will be accurate, nor can there be any assurance that the Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.

         Foreign securities. The Portfolio may invest in securities issued by foreign governments and other foreign issuers. Investments in foreign securities involve a number of special risks. Since foreign securities are often denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Portfolio may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

         Leverage. The Portfolio may borrow money to invest in additional securities to seek current income. This technique, known as "leverage," increases the Portfolio's market exposure and risk. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio will not always borrow money for investment and the extent to which the Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on Van Kampen's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse" repurchase agreements, "dollar-roll" transactions, and forward commitments, described above) that can exist at any one time will not exceed one-third of the value of the Portfolio's total assets.

         Reverse repurchase agreements; forward commitments. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreement generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio may also enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

         Dollar roll transactions. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions may increase overall investment exposure and may result in losses.

         Interest rate transactions. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. The Portfolio's ability to engage in certain interest rate transactions may be subject to limitations on the Portfolio's investments in illiquid securities. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Van Kampen is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

         Premium securities. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the amortized purchase price.

         Options and futures. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.

         The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.

         Index futures and options. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

         Risks related to options and futures strategies. Options and futures transactions involve costs and may result in losses (which are, potentially, unlimited). Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Van Kampen to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures and options positions. Although the Portfolio will enter into options and futures transactions only if Van Kampen believes that a liquid secondary market exists for such options or futures contract, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.

         The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Van Kampen, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations. The Portfolio will consider over-the-counter options written by it, and any of the Portfolio's assets serving as "cover" for such options, to be illiquid, to the extent required by applicable law.

         The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

         Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

         Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.

                                   MANAGEMENT

         The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. Mentor Investment Group, LLC ("Mentor Investment Group") serves as administrator to the Portfolio. As compensation for its services as administrator, the Portfolio pays Mentor Investment Group a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average value of the Portfolio's daily assets. The Portfolio pays investment advisory fees to Mentor Advisors at the annual rate of 0.70% of the Portfolio's average daily net assets.

         Van Kampen American Capital Management Inc. serves as sub-adviser to the Portfolio. Van Kampen, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, was incorporated in 1990 and commenced operations in 1992. Van Kampen currently provides investment advice to a wide variety of individual, institutional, and investment company clients. Van Kampen is a wholly owned subsidiary of Van Kampen American Capital, Inc., which, in turn, is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is an indirect wholly owned subsidiary of Morgan Stanley Group Inc. Morgan Stanley Group Inc. and various of its subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer, are engaged in a wide range of financial services. As of April 30, 1998, Van Kampen, together with its affiliates, advised or supervised approximately $64 billion of assets. For its services as sub-adviser, Van Kampen receives a monthly fee from Mentor Advisors at the annual rate of .20% of the Portfolio's average daily net assets.

         Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $12 billion in total stockholders' equity as of

March 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Ellis J. Bigelow, Senior Vice President of Van Kampen, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. During the past five years, Ms. Bigelow has been a Senior Vice President of Van Kampen. Since June 1995, Ms. Bigelow has been a Senior Vice President of Van Kampen American Capital Investment Advisory Corp.

         Subject to the general oversight of the Trustees, Van Kampen manages the Portfolio in accordance with the stated policies of the Portfolio. Van Kampen makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Van Kampen may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Van Kampen may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family or advised by Van Kampen or its affiliates) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Van Kampen may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Van Kampen or Mentor Advisors.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, Securities and Exchange Commission fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Portfolio.

         Portfolio turnover. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of the Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by the Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio's annual portfolio turnover rate is not expected to exceed 200% for its first fiscal year. A high portfolio turnover rate would likely result in the Portfolio's incurring expenses of the nature referred to above, reducing the Portfolio's investment return; it may also result in realization of taxable capital gains, as described above.

                      HOW THE PORTFOLIO VALUES ITS SHARES

         The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values.

                               PURCHASE OF SHARES

         Mentor Distributors, LLC (the "Distributor"), located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor for the Portfolio's shares. The Distributor is not obligated to sell any specific amount of shares of the Portfolio. The Distributor is a wholly owned subsidiary of BISYS Fund Services, Inc.

         Y Shares are sold at a price based on the Portfolio's net asset value next determined after a purchase order is received by the Portfolio. In most cases, in order to receive that day's public offering price, your order must be received by the Trust or the Distributor, before the close of regular trading on the New York Stock Exchange.

         An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to the Distributor or the Trust. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors. If an investor purchases shares of the Portfolio through EVEREN Securities, Inc. with the redemption proceeds received by the investor within the preceding 90 days from the sale of shares of any non-Mentor open-end mutual fund, EVEREN Securities, Inc. may compensate the investor's investment consultant in connection with that purchase.

         Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Services Company, Inc.
at 1-800-869-6042.

         The Distributor, Mentor Advisors, Mentor Services Company, Inc., and affiliates thereof, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

         In all cases Mentor Advisors or the Distributor reserves the right to reject any particular investment.

                              REDEMPTION OF SHARES

         A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to the Portfolio c/o Mentor Funds, P.O. Box 1357, Richmond, Virginia 23218-1357 or to Mentor Services Company, Inc. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

         A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

              (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

              (2) the request is signed by each registered owner exactly as the shares are registered; and

              (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

         If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

         The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. The Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Services Company, Inc. for details.

         Mentor Services Company, Inc. may facilitate any redemption request. There is no extra charge for this service.

         Other information concerning redemption. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

                             HOW TO EXCHANGE SHARES

         Except as otherwise described below, you can exchange your Y Shares in the Portfolio worth at least $1,000,000 for shares of the same class of any other Portfolio of the Trust, at net asset value beginning 15 days after purchase. You may also exchange Y Shares of the Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund").

         To exchange your shares, simply complete an Exchange Authorization Form and send it to the Trust, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171. Exchange Authorization Forms are available by calling or writing Mentor Services Company, Inc. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask your investment dealer or Mentor Services Company, Inc. for a prospectus relating to any of the other Portfolios of the Trust or of the Cash Fund. Shares of certain of the Portfolios may not be available to residents of all states.

         The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Mentor Advisors or the Trustees believe doing so would be in the best interest of a Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Mentor Services Company, Inc. before requiring an exchange, by calling 1-800-869-6042. See the Statement of Additional Information to find out more about the exchange privilege.


                           HOW DISTRIBUTIONS ARE MADE

         Dividends, if any, are declared daily and paid monthly. The Portfolio distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

                                     TAXES

         The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

         All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

         The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                              GENERAL INFORMATION

         Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. The Portfolio's shares are currently divided into four classes. Only Class Y (Institutional) shares are being offered by this Prospectus. The Portfolio also offers other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. The Portfolio currently offers shares in four classes: Class Y, which are offered by this Prospectus; Class A and Class B shares, which are subject to sales loads and shareholder servicing fees and, in the case of Class B shares, distribution fees; and Class E shares, which are not subject to any sales loads (but which are subject to a shareholder servicing fee). Contact Mentor Services Company for information concerning these other classes of shares and your eligibility to purchase shares of those classes.

         Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

         The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

         In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

                            PERFORMANCE INFORMATION

         Yield and total return data may from time to time be included in advertisements about the Class Y shares of the Portfolio. The Portfolio's
"yield" for each class of shares is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by its net asset value on the last day of that period. "Total return" for the life of the Class Y shares of the Portfolio through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the shares over the period. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance for different classes of shares of the Portfolio will differ. Quotations of yield and total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

         All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

                                                                      APPENDIX A

Moody's Investors Service, Inc., Bond Ratings

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Standard and Poor's Bond Ratings

         AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         D - Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "A" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc., Note Ratings

         MIG1/MIG1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

         MIG2/VMIG2  -  This  designation  denotes  high  quality.   Margins  of
protection are ample although not so large as in the preceding group.

Standard and Poor's Note Ratings

         SP-1 - Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus sign (+) designation.

         SP-2 - Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc., Commercial Paper Ratings

         P-1 - Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         P-2 - Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

        No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Pro spectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents re ferred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

        Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.

                                Table of Contents

Expense Summary............................................................2
Investment Objective and Policies..........................................3
Other Investment Practices and Risks.......................................6
Management................................................................13
How the Portfolio Values its Shares.......................................15
Purchase of Shares........................................................15
Redemption of Shares......................................................16
How to Exchange Shares....................................................17
How Distributions Are Made................................................18
Taxes.....................................................................18
General Information.......................................................19
Performance Information...................................................20


                                     MENTOR
                                   HIGH INCOME
                                    PORTFOLIO


                                   ----------

                                   PROSPECTUS

                                   ----------


                                 June 23, 1998



                            Mentor Distributors, LLC
                                   Distributor

                                  MENTOR FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

         (Mentor High Income Portfolio and Mentor Asset Allocation Portfolio)


                                 June 23, 1998



         This Statement of Additional Information relates to the Mentor High Income Portfolio and the Mentor Asset Allocation Portfolio (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Mentor Funds (the "Trust"). Each Portfolio currently offers four classes of shares (Class A, Class B, Class Y, and Class E shares). This Statement is not a prospectus and should be read in conjunction with the relevant prospectus of the Trust. A copy of any prospectus can be obtained upon request made to Mentor Services Company, Inc., at P.O. Box 1357, Richmond, Virginia 23286-0109, or calling Mentor Investment Group, LLC at (800) 869-6042.

                                TABLE OF CONTENTS

         CAPTION                                                        PAGE
GENERAL  .........................................................
INVESTMENT RESTRICTIONS...........................................
CERTAIN INVESTMENT TECHNIQUES.....................................
MANAGEMENT OF THE TRUST...........................................
PRINCIPAL HOLDERS OF SECURITIES...................................
INVESTMENT ADVISORY AND OTHER SERVICES............................
BROKERAGE.........................................................
DETERMINATION OF NET ASSET VALUE..................................
TAX STATUS........................................................
THE DISTRIBUTOR...................................................
INDEPENDENT ACCOUNTANTS...........................................
CUSTODIAN.........................................................
PERFORMANCE INFORMATION...........................................
SHAREHOLDER LIABILITY.............................................
MEMBERS OF INVESTMENT MANAGEMENT TEAMS............................
RATINGS  .........................................................

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                     GENERAL

         Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust.


                             INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to a Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio, a Portfolio may not:


                           1. Purchase any security (other than U.S. Government
                  securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry.



                           2. Acquire more than 10% of the voting securities of
                  any issuer.

                           3. Act as underwriter of securities of other issuers
                  except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

                           4. Issue any class of securities which is senior to
                  the Portfolio's shares of beneficial interest, except as contemplated by restriction 6 below.

                           5. Purchase or sell real estate or interests in real
                  estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)


                           6. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings)

                           7. Purchase or sell commodities or commodity
                  contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

                           8. Make loans, except by purchase of debt obligations
                  in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

         In addition, it is contrary to the current policy of each Portfolio, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more then seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).



         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus with respect to a Portfolio, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Portfolio's investment objectives without shareholder approval.

         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                          CERTAIN INVESTMENT TECHNIQUES

         Set forth below is information concerning certain investment techniques in which the Portfolios may engage, and certain of the risks they may entail.

Repurchase Agreements

         Each of the Portfolios may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Loans of Portfolio Securities

         Each of the Portfolios may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. Cash collateral received by a Portfolio may be invested in any securities in which the Portfolio may invest consistent with its investment policies. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

When-Issued Securities

         A Portfolio may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income. While the Portfolio may sell its right to acquire when-issued securities prior to the settlement date, the Portfolio intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Portfolio will establish a segregated account in which it will maintain cash and U.S. Government Securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Options

         Each of the Portfolios may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

         Covered call options. A Portfolio may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, a Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         A Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Covered put options. A Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         A Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         Purchasing put and call options. A Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.

         A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

         A Portfolio may also purchase put and call options to enhance its current return.

         Risks involved in the sale of options. Options transactions involve certain risks, including the risks that a Portfolio's investment adviser will not forecast interest rate or market movements correctly, that the Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of the Portfolio's investment adviser to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its investment adviser believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Trust's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Portfolios' investment advisers may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities.

         Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

Futures Contracts

         In order to hedge against the effects of adverse market changes, each of the Portfolios may buy and sell futures contracts. A Portfolio may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Portfolio's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

         Index Futures Contracts and Options. A Portfolio may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. Debt index futures in which the Portfolios are presently expected to invest are not now available, although such futures contracts are expected to become available in the future. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

         A Portfolio may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge a Portfolio's investments successfully using futures contracts and related options, the Portfolio must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, a Portfolio which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         A Portfolio may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Portfolio may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         Margin Payments. When a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Portfolio upon termination of the contract, assuming the Portfolio satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the value of the underlying index rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

         When a Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

         Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Portfolio generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Portfolio would have to exercise the options in order to realize any profit.

         Hedging risks. There are several risks in connection with the use by a Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying index or movements in the prices of the Portfolio's securities which are the subject of a hedge. The Portfolio's investment adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the value of the underlying index and the Portfolio's portfolio securities sought to be hedged.

         Successful use of futures contracts and options by a Portfolio for hedging purposes is also subject to its investment adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Portfolio's investment adviser may still not result in a successful hedging transaction over a very short time period.

         Other Risks. A Portfolio will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss, which may be unlimited.

Dollar Rolls and Reverse Repurchase Agreements

         The High Yield Portfolio may enter into dollar rolls, in which the Portfolio sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A Portfolio could also be compensated through the receipt of fee income.

         A Portfolio may also enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

         Dollar rolls and reverse repurchase agreements may be viewed as a borrowing by the Portfolio, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls and reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Portfolio's counterparty, the Portfolio would be unable to recover the security which is the subject of the agreement, the amount of cash or other property transferred by the counterparty to the Portfolio under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or the Portfolio may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

Forward Commitments

         The High Yield Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolios rely on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if its Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

Repurchase Agreements

         The High Yield Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. A Portfolio's Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Collateralized mortgage obligations; other mortgage-related securities

         Each of the Portfolios may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations or pass-through certificates collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), but they also may be collateralized by whole loans or private pass-through certificates (such collateral collectively hereinafter referred to as "Mortgage Assets"). CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.

         In a CMO, a series of bonds or certificates is generally issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating rate coupon and has a stated maturity or final distribution date. Principal prepayments on the mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of the CMOs on a monthly, quarterly, or semi-annual basis. The principal of and interest on the mortgage assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a CMO, payments of principal, including any principal prepayments, on the mortgage assets are applied to the classes of the series in a pre-determined sequence.

         Residual interests. Residual interests are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. The cash flow generated by the mortgage assets underlying a series of mortgage securities is applied first to make required payments of principal of and interest on the mortgage securities and second to pay the related administrative expenses of the issuer. The residual generally represents the right to any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related residual represents income and/or a return of capital. The amount of residual cash flow resulting from a series of mortgage securities will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of the mortgage securities, prevailing interest rates, the amount of administrative expenses, and the prepayment experience on the mortgage assets. In particular, the yield to maturity on residual interests may be extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an interest-only class of stripped mortgage-backed securities. In addition, if a series of mortgage securities includes a class that bears interest at an adjustable rate, the yield to maturity on the related residual interest may also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, there may be little or no excess cash flow payable to residual holders. The Portfolio may fail to recoup fully its initial investment in a residual.

         Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The residual interest market has only recently developed and residuals currently may not have the liquidity of other more established securities trading in other markets. Residuals may be subject to certain restrictions on transferability.

Zero-Coupon Securities

         Zero-coupon securities in which the High Yield Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury

Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.


                             MANAGEMENT OF THE TRUST

         The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

                         Position Held               Principal Occupation
Name and Address         with Portfolio              During Past 5 Years
----------------         --------------              -------------------
*Daniel J. Ludeman       Chairman; Trustee           Chairman and Chief Executive
                                                     Officer, Mentor Investment
                                                     Group, LLC; Managing Director,
                                                     Wheat, First Securities, Inc.;
                                                     Director, Wheat First Butcher
                                                     Singer, Inc.; Chairman and
                                                     Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund,
                                                     Inc.; Chairman and Trustee,
                                                     Mentor Institutional Trust and
                                                     Cash Resource Trust.

Louis W. Moelchert, Jr.  Trustee                     Vice President for Investments,
                                                     University of Richmond;  Trustee,
                                                     Mentor Institutional Trust and Cash
                                                     Resource Trust; Director, America's
                                                     Utility Fund, Inc. and Mentor Income
                                                     Fund, Inc.






Thomas F. Keller         Trustee                     Professor of Business Administration
                                                     and former Dean, Fuqua School of
                                                     Business, Duke University; Trustee,
                                                     Mentor Institutional Trust and Cash
                                                     Resource Trust; Director, America's
                                                     Utility Fund, Inc. and Mentor Income
                                                     Fund, Inc.



Arnold H. Dreyfuss       Trustee                     Chairman, Eskimo Pie Corp.; formerly,
                                                     Chairman and Chief Executive Officer,
                                                     Hamilton Beach/Proctor-Silex, Inc.;
                                                     Trustee, Mentor Institutional Trust and
                                                     Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.




Troy A. Peery, Jr.        Trustee                    President, Heilig-Meyers Company;
                                                     Trustee, Mentor Institutional Trust and
                                                     Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.



*Peter J. Quinn, Jr.      Trustee                    President, Mentor Distributors, LLC; Managing Director, Mentor Investment
                                                     Group, LLC and Wheat First Butcher Singer, Inc.; formerly, Senior Vice
                                                     President/Director of Mutual Funds, Wheat First Butcher Singer, Inc.;
                                                     Trustee, Mentor Institutional Trust and Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor Income Fund, Inc.




Arch T. Allen, III        Trustee                    Attorney at law, Raleigh, North Carolina; Trustee, Mentor
                                                     Institutional Trust and Case Resource Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.; formerly, Vice Chancellor for
                                                     Development and University Relations, University of North Carolina at
                                                     Chapel Hill.





Weston E. Edwards         Trustee                    President, Weston Edwards &
                                                     Associates; Trustee, Mentor
                                                     Institutional Trust and Cash Resource
                                                     Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.;
                                                     Founder and Chairman, The Housing
                                                     Roundtable; formerly, President, Smart
                                                     Mortgage Access, Inc.



Jerry R. Barrentine       Trustee                    President, J.R. Barrentine &
                                                     Associates; Trustee, Mentor
                                                     Institutional Trust and Cash Resource
                                                     Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.;
                                                     formerly, Executive Vice President and
                                                     Chief Financial Officer, Barclays/American Mortgage Director Corporation;
                                                     Managing Partner, Barrentine Lott & Associates.



J. Garnett Nelson         Trustee                    Consultant, Mid-Atlantic Holdings, LLC; Trustee, Mentor Institutional Trust
                                                     and Cash Resource Trust; Director, Mentor Income Fund, Inc., America's
                                                     Utility Fund, Inc., GE Investment Funds, Inc., and Lawyers Title Corporation;
                                                     Member, Investment Advisory Committee, Virginia Retirement System; formerly,
                                                     Senior Vice President, The Life Insurance Company of Virginia.



Paul F. Costello           President                 Managing Director, Mentor Investment Group, LLC, Wheat First Butcher Singer,
                                                     Inc., and Mentor Investment Advisors, LLC; President, Mentor Income Fund, Inc.,
                                                     America's Utility Fund, Inc., Mentor Institutional Trust, and Cash Resource
                                                     Trust; Director, Mentor Perpetual Advisors, LLC and Mentor Trust Company.










Terry L. Perkins           Treasurer                 Senior Vice President, Mentor Investment Group, LLC; Treasurer, Cash Resource
                                                     Trust, Mentor Income Fund, Inc., and Mentor Institutional Trust; Treasurer and
                                                     Senior Vice President, America's Utility Fund, Inc.; formerly, Treasurer and
                                                     Comptroller, Ryland Capital Management, Inc.



Michael Wade               Assistant                 Vice President, Mentor Investment Group, LLC; Assistant Treasurer, Cash
                           Treasurer                 Resource Trust, Mentor Income Fund, Inc., Mentor Institutional Trust, and
                                                     America's Utility Fund, Inc.; formerly, Senior Accountant, Wheat First Butcher
                                                     Singer, Inc.; Audit Senior, BDO Seidman.




Geoffrey B. Sale           Secretary                 Associate Vice President Mentor Investment Group, LLC; Clerk Mentor
                                                     Institutional Trust; Secretary Cash Resource Trust, Mentor Income Fund,
                                                     Inc., Mentor Funds and Mentor Variable Investment Portfolios.


              The table below shows the fees paid to each Trustee by the Trust for the 1997 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1997 calendar year.

                                                      Total compensation
                          Aggregate compensation            from all
Trustees                      from the Trust        complex funds (23 Funds)
--------                  ----------------------   -------------------------
Daniel J. Ludeman                     0                            0
Arnold H. Dreyfuss               $6,000                      $12,200
Thomas F. Keller                 $6,000                      $12,200
Louis W. Moelchert, Jr.          $6,000                      $12,200
Stanley F. Pauley*               $6,000                      $12,200
Troy A. Peery, Jr.               $5,500                      $11,175
Peter J. Quinn, Jr.              $    0                      $     0
Arch T. Allen, III+              $    0                      $     0
Weston E. Edwards+               $    0                      $     0
Jerry R. Barrentine+             $    0                      $     0
J. Barnett Nelson+               $    0                      $     0

-------------
*  Resigned as Trustee effective December 22, 1997
+  Elected Trustee December 22, 1997

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of June 22, 1998, the Portfolios had no shares outstanding.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to each Portfolio. Van Kampen American Capital Management, Inc. ("Van Kampen") serves as sub-adviser to the High Income Portfolio. Mentor Advisors has complete discretion to purchase and sell portfolio securities for the Asset Allocation Portfolio; Van Kampen has complete discretion to purchase and sell portfolio securities for the High Income Portfolio; in each case consistent with the investment objective, restrictions, and policies of the Portfolio in question. Mentor Investment Group, LLC ("Mentor") acts as administrator to the Portfolios pursuant to Administration Agreements with the Trust.

         Subject to the supervision and direction of the Trustees, Mentor Advisors and Van Kampen manage the Portfolios' portfolios in accordance with the stated policies of the Portfolios and of the Trust. Each makes investment decisions for the Portfolios and places the purchase and sale orders for portfolio transactions. Mentor furnishes the Portfolios with certain statistical and research data, clerical help, and certain accounting, data processing, and other services required by the Portfolios, assists in preparation of certain reports to shareholders of the Portfolios, tax returns, and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Portfolios' operations. Mentor Advisors, Mentor, and Van Kampen bear all their expenses in connection with the performance of their services. In addition, Mentor Advisors and Mentor pay the salaries of all officers and employees who are employed by them and the Trust.

         Investment decisions for the Portfolios and for the other investment advisory clients of Mentor Advisors and its affiliates (or of Van Kampen and its affiliates, as the case may be) are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Mentor Advisors' opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Mentor Advisors employs professional staffs of portfolio managers who draw upon a variety of resources, including Wheat First Butcher Singer, for research information for the Portfolio.


         The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Portfolios of the Trust may be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

         Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Portfolio.



         The Investment Advisory and Management Agreements and the Administration Agreements, and the High Income Portfolio's sub-advisory agreement with Van Kampen, are subject to annual approval (commencing in 2000) by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, Mentor Advisors, (or Van Kampen, as the case may be) or Mentor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreements and the sub-advisory agreement are terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of each Portfolio's shares, or by Mentor Advisors or Van Kampen, as the case may be. The Administration Agreements are terminable without penalty, immediately upon notice, by the Trustees or by vote of the holders of a majority of each Portfolio's shares, and on not less than thirty days' notice by Mentor. Each of the agreements will terminate automatically in the event of its assignment.


         The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to the Portfolios' Class A, Class B shares, and Class E shares. Pursuant to the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolios to provide administrative support services to their customers who from time to time may be record or beneficial owners of shares of the Portfolios. In return for providing these support services, a financial institution may receive payments from Mentor Distributors at a rate not exceeding 0.25% of the average daily net assets of the relevant class of shares of the Portfolios owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship. The Service Plan is designed to stimulate financial institutions to render administrative support services to the Portfolios and their shareholders. These administrative support services include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations and addresses; and providing such other services as the Portfolios reasonably request. A Service Plan may be terminated with respect to a particular class at any time by (i) a vote of the majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) or (ii) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a particular class.

         In addition to receiving payments under the Service Plans, financial institutions may be compensated by Mentor Advisors and/or Mentor, or affiliates thereof, for providing administrative support services to holders of Class A, Class B, or Class E shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor, as applicable, and will not be made from the assets of the Portfolios.

                                    BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of portfolio securities by a Portfolio will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Portfolios would not ordinarily pay significant brokerage commissions with respect to securities transactions.


         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, each of Mentor Advisors and Van Kampen receives brokerage and research services and other similar services from many broker-dealers with which it places a Portfolio's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment advisers' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors or Van Kampen, as the case may be, for research purposes, Mentor Advisors or Van Kampen, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates (or Van Kampen and its affiliates) in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.


         Mentor Advisors and Van Kampen place all orders for the purchase and sale of portfolio investments for the Portfolios and buy and sell investments for the Portfolios through a substantial number of brokers and dealers. Mentor Advisors or Van Kampen, as the case may be, seeks the best overall terms available for the Portfolios, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, each having in mind the Portfolios' best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.


        As permitted by Section 28(e) of the 1934 Act, and by the Investment Advisory and Management Agreements, Mentor Advisors and, in the case of the High Yield Portfolio, Van Kampen may cause the Portfolios to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to them an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolios on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' and Van Kampen's authority to cause the Portfolios to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Neither Mentor Advisors nor Van Kampen currently intends to cause the Portfolios to make such payments. It is the position of the staff of the Securities and Exchange Commission ("SEC") that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors and Van Kampen will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors and Van Kampen may consider sales of shares of the Portfolios (and, if permitted by law,





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of the other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolios.

         The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat") or EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions paid by the Portfolios to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Portfolios will in no event effect principal transactions with Wheat or EVEREN in over-the-counter securities in which Wheat or EVEREN makes a market, as the case may be.

         Under rules adopted by the SEC, neither Wheat nor EVEREN may execute transactions for the Portfolios on the floor of any national securities exchange, but either may effect transactions for the Portfolios by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Portfolios. The Trust has been advised by Wheat that, on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

                        DETERMINATION OF NET ASSET VALUE

         A Portfolio determines net asset value per share of each class of shares each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

         Securities for which market quotations are readily available are valued at prices which, in the opinion of the Trustees or Mentor Advisors (or, in the case of the High Income Portfolio, Van Kampen), most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short- term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the particular class outstanding.

         Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, Mentor Advisors determines their fair values. The fair value of such securities is generally determined as the amount which a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Portfolios' shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolios' net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                   TAX STATUS

         Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. A Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

         In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of its total assets and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

        If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Portfolio's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Portfolio so elects) plus undistributed amounts from prior years. The Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Portfolio during October, November, or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31 of the year in which declared.


        Distributions from a Portfolio (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months (28% rate gains) ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as 28% rate gains to the extent designated by the Portfolio as deriving from net assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of 28% rate gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Portfolio.


         Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Portfolio has invested and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the level of the Portfolio.

         A Portfolio is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Portfolio shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Portfolio is notified that the shareholder has under reported income in the past, or who fails to certify to the Portfolio that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Portfolio with a proper certification.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                 THE DISTRIBUTOR

         Mentor Distributors, LLC (the "Distributor") is the Trust's distributor. The Portfolios make payments to the Distributor in accordance with their Distribution Plans in respect of their Class B shares adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan").

         Continuance of a Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the relevant

Portfolio and who have no direct or indirect interest in the Plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Plan must be likewise approved by the Trustees and the Qualified Trustees. A Plan may not be amended in order to increase materially the costs which a Portfolio may bear for distribution pursuant to such Plan without also being approved by a majority of the outstanding Class B shares of the Portfolio. Each Plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding Class B shares of the relevant Portfolio.

         Financial institutions receiving payments from the Distributor may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

                             INDEPENDENT ACCOUNTANTS

         KPMG Peat Marwick LLP are the Portfolios' independent auditors, providing audit services, tax return review, and other tax consulting services.

                                   CUSTODIAN

         Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri, is the custodian of a Portfolios. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                            PERFORMANCE INFORMATION

         Total return is determined by calculating the actual investment return on a $1,000 (or a larger amount depending on the minimum investment for a particular class) investment in a Portfolio at the beginning of the applicable period, and at the maximum public offering price for Class A shares, and net asset value for all other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of the Portfolio during that period. Total return may also be presented for other periods. Total return calculations assume deduction of a Portfolio's maximum front-end or contingent deferred sales charge, if applicable, and reinvestment of all Portfolio distributions at net asset value on their respective investment dates.

         Total return may be presented for other periods or without giving effect to any front-end or contingent deferred sales charge. Any quotation of total return not reflecting such sales charges would be reduced if such sales charges were reflected.

         All data for the Portfolio are based on past performance and do not predict future results.

         Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how the Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, LLC, an affiliate of Mentor Advisors, which bears full responsibility for their use and the descriptions appearing below. From time to time the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. Government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges. Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. Government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate- and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         Kiplinger's Personal Finance Magazine (formerly Changing Times) periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5, and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         The 100 Best Mutual Portfolios You Can Buy (1992) is authored by Gordon
         K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income, and expenses. The rankings follow a five-point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

         From time to time, the "Efficient Frontier" chart may be presented in promotional materials for the Portfolios.

                             SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of that Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio would be unable to meet its obligations.